Operating Expenses - Schedule of Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (101,291)	€ (83,413)	€ (81,261)
Cost of sales	(744,013)	(566,118)	(493,031)
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(21,525)	(14,843)	(14,027)
Personnel costs	(193,091)	(153,868)	(119,288)
Cost of materials	(452,872)	(327,954)	(299,691)
Properties & buildings maintenance, occupancy and incidental costs	(22,688)	(20,737)	(14,409)
Logistic expenses	(6,989)	(4,242)	(1,078)
IT & Consulting	(13,048)	(25,209)	(24,047)
Other	€ (33,800)	€ (19,265)	€ (20,491)